ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of amounts and useful lives assigned to identifiable intangible assets
The estimated fair values of acquired Identifiable intangible assets, excluding acquired IPR&D is summarized as follows:

(in millions)	Weighted- Average Useful Lives (Years)	Final Fair Value
Product brands	7	$735
Product rights	3	42
Corporate brands	16	7
Partner relationships	8	8
Technology/know-how	10	284
Other	6	2
Total identifiable intangible assets acquired		$1,078
The following table summarizes the amounts and useful lives assigned to identifiable intangible assets:

(in millions)	Weighted- Average Useful Lives (Years)	Final Fair Value
Product brands	10	$6,089
Corporate brand	20	667
Total identifiable intangible assets acquired		$6,756
The estimated fair values of the acquired identifiable intangible assets, excluding acquired IPR&D, as adjusted, and subject to the finalization of certain working capital provisions were $520 million and consisted of:

(in millions)	Weighted-Average Useful Lives (Years)	Final Fair Value
Product brands	9	$480
Corporate brand	17	40
Total identifiable intangible assets acquired		$520

Schedule of estimated fair value of assets acquired and liabilities assumed
The following table provides the fair value of the assets acquired and liabilities assumed in the Salix Acquisition as of the acquisition date.

(in millions)	Final Fair Value
Cash and cash equivalents	$114
Inventories	232
Other assets	1,410
Property, plant and equipment	24
Identifiable intangible assets, excluding acquired IPR&D	6,756
Acquired IPR&D - Xifaxan® IBS-D	4,790
Acquired IPR&D - Other	393
Current liabilities	(1,939)
Contingent consideration	(334)
Long-term debt	(3,123)
Deferred income taxes, net of deferred tax assets	(3,428)
Other non-current liabilities	(43)
Total identifiable net assets	4,852
Goodwill	8,280
Total fair value of consideration transferred	$13,132

Schedule of pro forma impact of merger and acquisition
The following table presents unaudited pro forma consolidated results of operations for 2015, as if the 2015 acquisitions had occurred as of January 1, 2014.

(in millions, except per share amounts)	2015
Revenues	$10,710
Net loss attributable to Valeant Pharmaceuticals International, Inc.	$(619)
Loss per share attributable to Valeant Pharmaceuticals International, Inc.:
Basic	$(1.80)
Diluted	$(1.80)